Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related party transactions [Abstract]
Schedule of Compensation Awarded to Key Management	Compensation awarded to key management include the following:
	Year ended September 30,
	2023	2022	2021
	$	$	$

Salaries and short-term employee benefits	1,883,078	2,050,590	1,181,382
Stock-based compensation	850,271	1,134,006	2,628,320
	2,733,349	3,184,596	3,809,702

Schedule of Transactions with Related Parties	Transactions with related parties
	Year ended September 30,
	2023	2022	2021
Entity with significant influence over the Company	$	$	$

Consolidated statement of loss
Revenue – Services and products	—	—	115,698
Purchases – Cost of sales	—	—	6,540
Loss (gain) on revaluation of convertible loans	—	(704,912)	2,062,165